Average Annual Total Returns{- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Value Fund	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Value Fund-Class Z Return Before Taxes Inception Date	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	23.79%	4.75%	10.10%	22.89%	3.61%	9.46%	14.69%	3.49%	8.23%	26.38%	4.97%	10.08%	29.31%	5.16%	9.91%	31.73%	6.31%	11.07%	31.94%		7.48%	[1]	Feb. 01, 2017	27.06%	7.62%	12.41%

[1]	(a)Since inception February 1, 2017.